Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	June 30,	December 31,
	2025	2024
Cash at bank and on hand	2,300,994	3,341,738
Total cash and cash equivalents	2,300,994	3,341,738

Split by currency:

	June 30,	December 31,
	2025	2024
CHF	95.02%	80.84%
USD	3.03%	14.90%
EUR	1.34%	2.42%
GBP	0.61%	1.84%
Total	100.00%	100.00%

The Group invests its cash balances into a variety of current accounts mainly with two Swiss banks whose external credit rating is P-1/A-1.

All cash and cash equivalents were held either at banks or on hand as of June 30, 2025 and December 31, 2024.